COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
6.1 - Cost of revenues

	For the year ended December 31,
	2020	2019	2018
Salaries, employee benefits and social security taxes	(476,480)	(366,594)	(293,171)
Shared-based compensation expense	(4,109)	(4,976)	(4,248)
Depreciation and amortization expense	(9,759)	(7,350)	(4,022)
Travel and housing	(6,881)	(17,115)	(6,623)
Office expenses	(3,050)	(2,583)	(2,082)
Professional services	(6,599)	(4,440)	(5,248)
Promotional and marketing expenses	(498)	(252)	(1,575)
Recruiting, training and other employee expenses	(2,436)	(1,854)	(1,382)
Taxes	—	—	(203)
TOTAL	(509,812)	(405,164)	(318,554)

6.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2020	2019	2018
Salaries, employee benefits and social security taxes	(86,563)	(69,056)	(47,805)
Share-based compensation expense	(20,519)	(14,912)	(8,665)
Rental expenses (1)	(5,762)	(5,260)	(17,185)
Office expenses	(13,515)	(10,733)	(11,602)
Professional services	(23,693)	(13,167)	(13,754)
Travel and housing	(3,878)	(7,259)	(6,259)
Taxes	(16,665)	(16,201)	(6,126)
Depreciation and amortization expense	(21,083)	(16,905)	(16,521)
Depreciation expense of right-of-use assets	(17,638)	(14,584)	—
Recruiting, training and other employee expenses	(4,389)	(2,299)	(1,507)
Promotional and marketing expenses	(3,517)	(2,102)	(3,763)
TOTAL	(217,222)	(172,478)	(133,187)
(1) Includes rental expenses from short–term leases and leases of low–value assets due to the impact of the adoption of IFRS 16 since January 1, 2019.